Trade and other payables - Narrative (Details) - USD ($)	Dec. 31, 2019	Sep. 17, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 29, 2018	Mar. 22, 2018
Senior Secured Loans
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Notional amount		$ 200,000,000.0		$ 220,000,000.0	$ 220,000,000.0
Senior Secured Loans | Ice Class Suezmax Vessels
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Facility size	$ 173,600,000.0					$ 173,600,000.0
Senior Secured Loan Facility
Disclosure of detailed information about arrangements involving legal form of lease [line items]
Notional amount	$ 633,500,000.0		$ 581,000,000.0